Fee-based Revenue from Contracts with Customers - Retail Banking Noninterest Income Disaggregation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Noninterest Income	$ 6,874	$ 6,469	$ 6,144
Retail Banking
Disaggregation of Revenue [Line Items]
Noninterest Income	2,648	2,631	$ 2,236
Retail Banking | In-Scope Retail Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	2,190	2,158
Retail Banking | Out-of-Scope Retail Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	458	473
Retail Banking | Deposit Account Fees [Member] | In-Scope Retail Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	642	618
Retail Banking | Debit Card Fees [Member] | In-Scope Retail Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	535	505
Retail Banking | Brokerage Fees [Member] | In-Scope Retail Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	356	350
Retail Banking | Merchant Fees [Member] | In-Scope Retail Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	216	212
Retail Banking | Credit Card Fees, Net [Member] | In-Scope Retail Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Interchange Fees	498	452
Noninterest Income	186	189
Credit card reward costs	312	263
Retail Banking | Other | In-Scope Retail Banking Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	$ 255	$ 284